Loans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of outstanding principal balance of commercial real estate loans secured by owner-occupied properties	77.00%	76.00%
Concentrations of loans to a single industry	$ 0	$ 0
Loans classified as troubled debt restructurings	6,400,000	7,600,000
Reserves allocated to customers whose loan terms are modified in troubled debt restructurings	711,000	26,000
Loans payable in nonaccrual of interest status	394,000
Loans restructured, subsequently defaulted		84,000
Foreclosed real estate	0	0
Mortgage loans in process of foreclosure amount	448,000	89,000
Outstanding balance of commercial loans classified under credit risk, minimum amount	300,000
Loans listed as not rated under risk category, maximum amount	300,000
Loans serviced for others	85,900,000	76,300,000
Mortgage Servicing Rights [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage servicing rights	261,000	246,000
Valuation allowance	0	0
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans with servicing retained	61,800,000	$ 59,900,000
Residential Real Estate Loan Restructured In 2015 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans restructured, subsequently defaulted	0
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans classified as troubled debt restructurings	$ 6,000,000